Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 02, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2010
Stock Issued For Cash Par Value Per Share One		$ 0.50
Financial Cost Of Stock Issued For Services				$ 4,387
Net of Stock Issuance Cost		$ 302,675	$ 502,235
Equity Par Value Of Company	$ 0.0001	$ 0.0001